Inventories, Net	12 Months Ended
Dec. 31, 2020
Inventory Disclosure [Abstract]
Inventories, net

Note 5 – Inventories, net

	As of December 31,	As of December 31,
	2020	2019
Finished goods	$2,230,580	$2,959,783
Work in process	31,303,333	48,177,240
Raw materials	28,370,424	18,131,911
	61,904,337	69,268,934
Less: inventory write-down	(58,059,246)	(56,180,392)
Inventories, net	$3,845,091	$13,088,542

During the years ended December 31, 2020, 2019 and 2018, the Company recorded write-down for the potentially obsolete, slow-moving inventories and lower of cost or market adjustment of $3,644,243, $6,341,957 and $61,771,039 in cost of revenues, respectively.